Derivative Instruments and Hedging Activities (Fair Value Hedges) (Details) In Billions	12 Months Ended
	Mar. 31, 2011 Derivatives Designated As Hedging Instruments [Member] USD ($)	Mar. 31, 2011 Derivatives Designated As Hedging Instruments [Member] JPY (¥)	Mar. 31, 2010 Derivatives Designated As Hedging Instruments [Member] JPY (¥)	Mar. 31, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] USD ($)	Mar. 31, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)	Mar. 31, 2010 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)	Mar. 31, 2011 Hedged Items [Member] JPY (¥)	Mar. 31, 2011 Hedged Items [Member] USD ($)	Mar. 31, 2010 Hedged Items [Member] JPY (¥)	Mar. 31, 2011 Hedged Items [Member] Long-Term Borrowings [Member] JPY (¥)	Mar. 31, 2011 Hedged Items [Member] Long-Term Borrowings [Member] USD ($)	Mar. 31, 2010 Hedged Items [Member] Long-Term Borrowings [Member] JPY (¥)
Interest revenue / Interest expense	$ 0.27	¥ 22.00	¥ 14.00	$ 0.27	¥ 22.00	¥ 14.00	¥ (22.00)	$ (0.27)	¥ (14.00)	¥ (22.00)	$ (0.27)	¥ (14.00)